Supplemental Guarantor/Non-Guarantor Financial Information	3 Months Ended
Mar. 31, 2015
Supplemental Guarantor Non Guarantor Financial Information Disclosure [Text Block]
Supplemental Guarantor/Non-Guarantor Financial Information
In accordance with the indentures governing the Senior Notes, certain 100% owned U.S. subsidiaries of the Company (each, a Guarantor Subsidiary) have fully and unconditionally guaranteed the Senior Notes, on a joint and several basis. The indentures governing the Senior Notes contain customary exceptions under which a guarantee of a Guarantor Subsidiary will terminate, including (a) the release or discharge of the guarantee of the Company’s 2013 Credit Facility by such Guarantor Subsidiary, except a discharge or release by or as a result of payment under such guarantee, (b) a sale or other disposition, by way of merger, consolidation or otherwise, of all of the capital stock of such Guarantor Subsidiary, and (c) the legal defeasance or discharge of the indentures. Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not material to the holders of the Senior Notes. The following historical financial statement information is provided for the Guarantor/Non-Guarantor Subsidiaries.
Unaudited Supplemental Condensed Consolidating Statements of Operations

	Three Months Ended March 31, 2015
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Total revenues	$—	$944.8	$609.8	$(16.7)	$1,537.9
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	104.2	692.4	541.7	(16.7)	1,321.6
Depreciation, depletion and amortization	—	75.8	71.7	—	147.5
Asset retirement obligation expenses	—	7.4	6.8	—	14.2
Selling and administrative expenses	9.7	37.1	2.6	—	49.4
Other operating (income) loss:
Net gain on disposal of assets	—	(0.1)	—	—	(0.1)
(Income) loss from equity affiliates and investment in subsidiaries	(104.4)	1.2	1.9	104.4	3.1
Interest expense	108.0	1.7	2.6	(5.7)	106.6
Loss on early debt extinguishment	59.5	—	—	—	59.5
Interest income	(0.1)	(2.7)	(5.4)	5.7	(2.5)
(Loss) income from continuing operations before income taxes	(176.9)	132.0	(12.1)	(104.4)	(161.4)
Income tax provision	—	1.3	1.7	—	3.0
(Loss) income from continuing operations, net of income taxes	(176.9)	130.7	(13.8)	(104.4)	(164.4)
Income (loss) from discontinued operations, net of income taxes	0.3	(1.1)	(8.1)	—	(8.9)
Net (loss) income	(176.6)	129.6	(21.9)	(104.4)	(173.3)
Less: Net income attributable to noncontrolling interests	—	—	3.3	—	3.3
Net (loss) income attributable to common stockholders	$(176.6)	$129.6	$(25.2)	$(104.4)	$(176.6)

Unaudited Supplemental Condensed Consolidating Statements of Comprehensive Income

	Three Months Ended March 31, 2015
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Net (loss) income	$(176.6)	$129.6	$(21.9)	$(104.4)	$(173.3)
Other comprehensive (loss) income, net of income taxes	(70.7)	14.4	(32.7)	18.3	(70.7)
Comprehensive (loss) income	(247.3)	144.0	(54.6)	(86.1)	(244.0)
Less: Comprehensive income attributable to noncontrolling interests	—	—	3.3	—	3.3
Comprehensive (loss) income attributable to common stockholders	$(247.3)	$144.0	$(57.9)	$(86.1)	$(247.3)

Unaudited Supplemental Condensed Consolidating Statements of Operations

	Three Months Ended March 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Total revenues	$—	$976.4	$671.3	$(20.9)	$1,626.8
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	21.2	726.8	667.7	(20.9)	1,394.8
Depreciation, depletion and amortization	—	77.2	80.0	—	157.2
Asset retirement obligation expenses	—	8.6	7.0	—	15.6
Selling and administrative expenses	13.6	41.3	4.6	—	59.5
Other operating (income) loss:
Net gain on disposal of assets	—	(9.6)	(0.2)	—	(9.8)
(Income) loss from equity affiliates and investment in subsidiaries	(39.6)	0.6	6.0	39.6	6.6
Interest expense	105.7	1.6	1.4	(5.4)	103.3
Interest income	(0.1)	(2.4)	(6.5)	5.4	(3.6)
(Loss) income from continuing operations before income taxes	(100.8)	132.3	(88.7)	(39.6)	(96.8)
Income tax (benefit) provision	(52.0)	24.8	(25.3)	—	(52.5)
(Loss) income from continuing operations, net of income taxes	(48.8)	107.5	(63.4)	(39.6)	(44.3)
Income (loss) from discontinued operations, net of income taxes	0.3	(0.7)	0.6	—	0.2
Net (loss) income	(48.5)	106.8	(62.8)	(39.6)	(44.1)
Less: Net income attributable to noncontrolling interests	—	—	4.4	—	4.4
Net (loss) income attributable to common stockholders	$(48.5)	$106.8	$(67.2)	$(39.6)	$(48.5)

Unaudited Supplemental Condensed Consolidating Statements of Comprehensive Income

	Three Months Ended March 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in millions)
Net (loss) income	$(48.5)	$106.8	$(62.8)	$(39.6)	$(44.1)
Other comprehensive income (loss), net of income taxes	125.9	9.9	(18.5)	8.6	125.9
Comprehensive income (loss)	77.4	116.7	(81.3)	(31.0)	81.8
Less: Comprehensive income attributable to noncontrolling interests	—	—	4.4	—	4.4
Comprehensive income (loss) attributable to common stockholders	$77.4	$116.7	$(85.7)	$(31.0)	$77.4
Unaudited Supplemental Condensed Consolidating Balance Sheets

	March 31, 2015
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(Dollars in millions)
Assets
Current assets
Cash and cash equivalents	$500.3	$0.2	$136.6	$—	$637.1
Accounts receivable, net	0.3	—	431.1	—	431.4
Receivables from affiliates, net	622.7	—	82.1	(704.8)	—
Inventories	—	184.3	185.2	—	369.5
Assets from coal trading activities, net	—	54.5	7.3	—	61.8
Deferred income taxes	36.8	41.2	5.3	0.6	83.9
Other current assets	—	37.9	187.3	—	225.2
Total current assets	1,160.1	318.1	1,034.9	(704.2)	1,808.9
Property, plant, equipment and mine development, net	—	4,944.7	5,507.1	—	10,451.8
Deferred income taxes	—	19.9	—	(18.8)	1.1
Investments and other assets	9,777.2	3.9	584.7	(9,475.9)	889.9
Notes receivable from affiliates, net	—	1,619.1	—	(1,619.1)	—
Total assets	$10,937.3	$6,905.7	$7,126.7	$(11,818.0)	$13,151.7
Liabilities and Stockholders’ Equity
Current liabilities
Current portion of long-term debt	$95.1	$0.1	$8.9	$—	$104.1
Payables to affiliates, net	—	704.8	—	(704.8)	—
Liabilities from coal trading activities, net	—	13.6	24.5	—	38.1
Accounts payable and accrued expenses	566.0	567.1	485.6	0.6	1,619.3
Total current liabilities	661.1	1,285.6	519.0	(704.2)	1,761.5
Long-term debt, less current portion	6,275.5	6.3	5.7	—	6,287.5
Deferred income taxes	100.1	—	5.1	(18.8)	86.4
Notes payable to affiliates, net	1,032.6	—	586.5	(1,619.1)	—
Other noncurrent liabilities	362.4	1,757.4	387.4	—	2,507.2
Total liabilities	8,431.7	3,049.3	1,503.7	(2,342.1)	10,642.6
Peabody Energy Corporation stockholders’ equity	2,505.6	3,856.4	5,619.5	(9,475.9)	2,505.6
Noncontrolling interests	—	—	3.5	—	3.5
Total stockholders’ equity	2,505.6	3,856.4	5,623.0	(9,475.9)	2,509.1
Total liabilities and stockholders’ equity	$10,937.3	$6,905.7	$7,126.7	$(11,818.0)	$13,151.7

Supplemental Condensed Consolidating Balance Sheets

	December 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
	(Dollars in millions)
Assets
Current assets
Cash and cash equivalents	$188.7	$1.2	$108.1	$—	$298.0
Accounts receivable, net	—	14.5	548.6	—	563.1
Receivables from affiliates, net	258.4	—	105.9	(364.3)	—
Inventories	—	191.8	214.7	—	406.5
Assets from coal trading activities, net	—	53.8	3.8	—	57.6
Deferred income taxes	64.5	8.6	6.9	—	80.0
Other current assets	—	44.5	261.3	—	305.8
Total current assets	511.6	314.4	1,249.3	(364.3)	1,711.0
Property, plant, equipment and mine development, net	—	5,005.2	5,572.1	—	10,577.3
Deferred income taxes	—	8.2	—	(7.5)	0.7
Investments and other assets	10,209.4	4.0	621.6	(9,932.9)	902.1
Notes receivable from affiliates, net	—	1,655.7	—	(1,655.7)	—
Total assets	$10,721.0	$6,987.5	$7,443.0	$(11,960.4)	$13,191.1
Liabilities and Stockholders’ Equity
Current liabilities
Current maturities of long-term debt	$12.0	$0.1	$9.1	$—	$21.2
Payables to affiliates, net	—	364.3	—	(364.3)	—
Liabilities from coal trading activities, net	—	10.7	22.0	—	32.7
Accounts payable and accrued expenses	474.5	682.5	652.2	—	1,809.2
Total current liabilities	486.5	1,057.6	683.3	(364.3)	1,863.1
Long-term debt, less current maturities	5,951.6	6.3	7.7	—	5,965.6
Deferred income taxes	90.5	—	6.1	(7.5)	89.1
Notes payable to affiliates, net	1,033.4	—	622.3	(1,655.7)	—
Other noncurrent liabilities	434.2	1,717.4	395.2	—	2,546.8
Total liabilities	7,996.2	2,781.3	1,714.6	(2,027.5)	10,464.6
Peabody Energy Corporation stockholders’ equity	2,724.8	4,206.2	5,726.7	(9,932.9)	2,724.8
Noncontrolling interests	—	—	1.7	—	1.7
Total stockholders’ equity	2,724.8	4,206.2	5,728.4	(9,932.9)	2,726.5
Total liabilities and stockholders’ equity	$10,721.0	$6,987.5	$7,443.0	$(11,960.4)	$13,191.1
Unaudited Supplemental Condensed Consolidating Statements of Cash Flows

	Three Months Ended March 31, 2015
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
	(Dollars in millions)
Cash Flows From Operating Activities
Net cash (used in) provided by continuing operations	$(204.6)	$131.3	$78.5	$5.2
Net cash used in discontinued operations	(0.3)	(0.4)	(1.1)	(1.8)
Net cash (used in) provided by operating activities	(204.9)	130.9	77.4	3.4
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	—	(16.2)	(8.9)	(25.1)
Changes in accrued expenses related to capital expenditures	—	(7.1)	(4.2)	(11.3)
Proceeds from disposal of assets, net of notes receivable	—	2.1	—	2.1
Purchases of debt and equity securities	—	—	(7.3)	(7.3)
Proceeds from sales and maturities of debt and equity securities	—	—	10.1	10.1
Contributions to joint ventures	—	—	(114.6)	(114.6)
Distributions from joint ventures	—	—	113.6	113.6
Other, net	—	(1.2)	(2.0)	(3.2)
Net cash used in investing activities	—	(22.4)	(13.3)	(35.7)
Cash Flows From Financing Activities
Proceeds from long-term debt	975.7	—	—	975.7
Repayments of long-term debt	(569.9)	—	(2.3)	(572.2)
Payment of deferred financing costs	(28.4)	—	—	(28.4)
Dividends paid	(0.7)	—	—	(0.7)
Other, net	0.1	(1.7)	(1.4)	(3.0)
Transactions with affiliates, net	139.7	(107.8)	(31.9)	—
Net cash provided by (used in) financing activities	516.5	(109.5)	(35.6)	371.4
Net change in cash and cash equivalents	311.6	(1.0)	28.5	339.1
Cash and cash equivalents at beginning of period	188.7	1.2	108.1	298.0
Cash and cash equivalents at end of period	$500.3	$0.2	$136.6	$637.1

Unaudited Supplemental Condensed Consolidating Statements of Cash Flows

	Three Months Ended March 31, 2014
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
	(Dollars in millions)
Cash Flows From Operating Activities
Net cash provided by (used in) continuing operations	$108.5	$49.6	$(31.2)	$126.9
Net cash (used in) provided by discontinued operations	(72.0)	(1.1)	0.3	(72.8)
Net cash provided by (used in) operating activities	36.5	48.5	(30.9)	54.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	—	(9.2)	(15.2)	(24.4)
Changes in accrued expenses related to capital expenditures	—	(1.1)	(17.2)	(18.3)
Proceeds from disposal of assets, net of notes receivable	—	12.7	87.1	99.8
Purchases of debt and equity securities	—	—	(2.0)	(2.0)
Proceeds from sales and maturities of debt and equity securities	—	—	0.4	0.4
Contributions to joint ventures	—	—	(151.8)	(151.8)
Distributions from joint ventures	—	—	138.2	138.2
Other, net	—	(0.6)	(1.6)	(2.2)
Net cash provided by investing activities	—	1.8	37.9	39.7
Cash Flows From Financing Activities
Repayments of long-term debt	(3.0)	—	(2.2)	(5.2)
Dividends paid	(23.1)	—	—	(23.1)
Other, net	1.1	(1.7)	(0.8)	(1.4)
Transactions with affiliates, net	(15.6)	(48.7)	64.3	—
Net cash (used in) provided by financing activities	(40.6)	(50.4)	61.3	(29.7)
Net change in cash and cash equivalents	(4.1)	(0.1)	68.3	64.1
Cash and cash equivalents at beginning of period	300.7	0.3	143.0	444.0
Cash and cash equivalents at end of period	$296.6	$0.2	$211.3	$508.1